CAPITAL STRUCTURE (Details - Warrants outstanding) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Total warrants outstanding	1,024,316	661,601
Warrant Holder 1 Exercise Price 59. 40 [Member]
Class of Stock [Line Items]
Date issued	May 28, 2021
Warrants exercise price	$ 59.40
Expiration	May 13, 2026
Total warrants outstanding	8,380	8,380
Warrant Holder 1 Exercise Price 118. 80 [Member]
Class of Stock [Line Items]
Date issued	May 28, 2021
Warrants exercise price	$ 118.80
Expiration	May 13, 2026
Total warrants outstanding	8,422	8,422
Warrant Holder 1 Exercise Price 296. 80 [Member]
Class of Stock [Line Items]
Date issued	May 28, 2021
Warrants exercise price	$ 296.80
Expiration	May 13, 2026
Total warrants outstanding	8,422	8,422
Warrant Holder 2 Exercise Price 59. 40 [Member]
Class of Stock [Line Items]
Date issued	Jul. 30, 2021
Warrants exercise price	$ 59.40
Expiration	Jul. 30, 2026
Total warrants outstanding	421	421
Warrant Holder 2 Exercise Price 296. 80 [Member]
Class of Stock [Line Items]
Date issued	Jul. 30, 2021
Warrants exercise price	$ 296.80
Expiration	Jun. 01, 2026
Total warrants outstanding	1,263	1,263
Kitov Purple Biotech Exercise Price 296. 80 [Member]
Class of Stock [Line Items]
Date issued	Sep. 23, 2021
Warrants exercise price	$ 296.80
Expiration	Sep. 21, 2024
Total warrants outstanding	0	5,053
Warrant Holder 5 Exercise Price 59. 40 [Member]
Class of Stock [Line Items]
Date issued	Dec. 20, 2021
Warrants exercise price	$ 59.40
Expiration	Dec. 20, 2026
Total warrants outstanding	2,948	2,948
Warrant Holder 5 Exercise Price 89. 00 [Member]
Class of Stock [Line Items]
Date issued	Jan. 28, 2022
Warrants exercise price	$ 89.00
Expiration	Jan. 31, 2024
Total warrants outstanding	0	3,369
Warrant Holder 6 Exercise Price 89. 00 [Member]
Class of Stock [Line Items]
Date issued	Jan. 28, 2022
Warrants exercise price	$ 89.00
Expiration	Jan. 31, 2024
Total warrants outstanding	0	4,211
Warrant Holder 7 Exercise Price 89. 00 [Member]
Class of Stock [Line Items]
Date issued	Jan. 28, 2022
Warrants exercise price	$ 89.00
Expiration	Jan. 31, 2024
Total warrants outstanding	0	6,737
Warrant Holder 11 Exercise Price 59. 40 [Member]
Class of Stock [Line Items]
Date issued	Jan. 28, 2022
Warrants exercise price	$ 59.40
Expiration	Jan. 31, 2024
Total warrants outstanding	0	2,527
Warrant Holder 11 Exercise Price 118. 80 [Member]
Class of Stock [Line Items]
Date issued	Jan. 28, 2022
Warrants exercise price	$ 118.80
Expiration	Jan. 31, 2024
Total warrants outstanding	0	2,527
Warrant Holder 11 Exercise Price 89. 00 [Member]
Class of Stock [Line Items]
Date issued	Apr. 14, 2022
Warrants exercise price	$ 89.00
Expiration	Jan. 31, 2024
Total warrants outstanding	0	2,863
Warrant Holder 18 Exercise Price 178. 20 [Member]
Class of Stock [Line Items]
Date issued	Mar. 30, 2022
Warrants exercise price	$ 178.20
Expiration	Mar. 30, 2025
Total warrants outstanding	4,211	4,211
Warrant Holder 20 Exercise Price 50. 00 [Member]
Class of Stock [Line Items]
Date issued	Jan. 03, 2023
Warrants exercise price	$ 50.00
Expiration	Jan. 02, 2027
Total warrants outstanding	5,000	5,000
Warrant Holder 21 Exercise Price 38. 00 [Member]
Class of Stock [Line Items]
Date issued	Jan. 20, 2023
Warrants exercise price	$ 38.00
Expiration	Jan. 19, 2027
Total warrants outstanding	12,500	12,500
Series Warrants A And B Exercise Price 27. 20 [Member]
Class of Stock [Line Items]
Date issued	Jun. 16, 2023
Warrants exercise price	$ 27.20
Expiration	Dec. 16, 2028
Total warrants outstanding	306,250	306,250
Series A Warrants Exercise Price 27. 20 [Member]
Class of Stock [Line Items]
Date issued	Oct. 23, 2023
Warrants exercise price	$ 27.20
Expiration	Apr. 26, 2025
Total warrants outstanding	100,000	100,000
Series B Warrants Exercise Price 27. 20 [Member]
Class of Stock [Line Items]
Date issued	Oct. 23, 2023
Warrants exercise price	$ 27.20
Expiration	Apr. 26, 2029
Total warrants outstanding	100,000	100,000
Warrant Holder 22 Exercise Price 25. 00 [Member]
Class of Stock [Line Items]
Date issued	Jun. 16, 2023
Warrants exercise price	$ 25.00
Expiration	Dec. 16, 2028
Total warrants outstanding	6,300	6,300
Warrant Holder 22 Exercise Price 28. 00 [Member]
Class of Stock [Line Items]
Date issued	Oct. 23, 2023
Warrants exercise price	$ 28.00
Expiration	Apr. 26, 2029
Total warrants outstanding	3,300	3,300
Warrant Holder 23 Exercise Price 25. 00 [Member]
Class of Stock [Line Items]
Date issued	Jun. 16, 2023
Warrants exercise price	$ 25.00
Expiration	Dec. 16, 2028
Total warrants outstanding	4,200	4,200
Warrant Holder 23 Exercise Price 28. 00 [Member]
Class of Stock [Line Items]
Date issued	Oct. 23, 2023
Warrants exercise price	$ 28.00
Expiration	Apr. 26, 2029
Total warrants outstanding	2,400	2,400
Warrant Holder 24 Exercise Price 28. 00 [Member]
Class of Stock [Line Items]
Date issued	Oct. 23, 2023
Warrants exercise price	$ 28.00
Expiration	Apr. 26, 2029
Total warrants outstanding	300	300
Pre Funded Warrants 2 Exercise Price 0. 002 [Member]
Class of Stock [Line Items]
Date issued	Dec. 28, 2023
Warrants exercise price	$ 0.002
Total warrants outstanding	150,000	60,000
Pre Funded Warrants 3 Exercise Price 0. 002 [Member]
Class of Stock [Line Items]
Date issued	Feb. 08, 2024
Warrants exercise price	$ 0.002
Total warrants outstanding	300,000	0